Balances and Transactions With Related Parties (Details) - Schedule of Transactions With Related Parties $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Benefits to Senior Officers [Member]
Disclosure of transactions between related parties [line items]
No. of recipients		3	3	3
Number of interested parties [Member] | Benefits to Related Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties		$ 4	$ 3	$ 3
Accounts Payable and Accruals [Member] | Balances with Interested Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties		131	131
Loans from Interested Parties [Member] | Balances with Interested Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties		43	50
Payroll and related expenses in respect of employed interested parties [Member] | Benefits to Related Parties [Member]
Disclosure of transactions between related parties [line items]
Transaction with related parties	[1]	868	443	476
Short-term Benefits [Member] | Benefits to Senior Officers [Member]
Disclosure of transactions between related parties [line items]
Short-term benefits	[2]	$ 3,656	$ 471	$ 425

[1]	Including $500 in share-based payment in 2023.
[2]	Including $3,216 in share-based payment in 2023 and $1 in 2021.